Exhibit 99.1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Saganaw Insurance Agency, LLC (the “Company”)

Guggenheim Securities, LLC

(together, the “Specified Parties”)

Re:	Saganaw Receivables, LLC – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file entitled “Saganaw 2019-1 Data Tape (1.31.19 Cut-Off).xlsx” provided by the Company on March 1, 2019, containing certain information related to 36,046 annuity contracts (the “Annuity Contracts”) as of January 31, 2019 (the “Data File”), which we were informed are intended to be included as collateral in the offering of Saganaw Receivables, LLC’s Levelized Annuity Commissions Asset-Backed Notes, Series 2019-1, Class A. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts were within $1.00 (for Total Premium, Account Value, and Market Value Adjustment) and $0.01(for Net Commission Paid), and number of months were within one (1) month (for Age at Issuance).

•	The term “Cutoff Date” means January 31, 2019.

•	The term “Database System” means the screenshots from the Company’s administrative database.

•	The term “Policy Applications” means the Annuity Contract applications.

•	The term “Contract Information” means the Commission Payment Facility Agreement Payment Factor Tables.

•	The term “Source Documents” means the Policy Applications, Contract Information, and information from the Database System provided by the Company. The Source Documents, furnished by the Company, was represented to be either the original Source Documents, copies of the original Source Documents, or electronic records within the Database System.

KPMG LLP is a Delaware limited liability partnership arid the U.S, member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”). a Swiss entity

A.	We were instructed by the Company to randomly select 380 Annuity Contracts from the Data File (the “Selected Contracts”) as listed in Exhibit A, attached hereto. For the purpose of this procedure, the Company did not inform us as to the basis for how they selected the number of Annuity Contracts that we were instructed to randomly select from the Data File.

B.	For each Selected Contract, we compared the specified attributes listed below to the corresponding information appearing on a copy of the Source Documents. Where more than one Source Document is listed, we compared the Source Documents in the order listed below until such attribute was agreed.

Attribute	Source Document(s)/Instructions
Net Commission Paid	Database System. As instructed by the Company, we recomputed the Net Commission Paid by summing the “Commission (Paid)” amount(s) that were paid before 8/31/2013.
Issuance Date	Database System
Age at Issuance	Policy Application. As instructed by the Company, we recomputed the Age at Issuance by calculating the years between the youngest contract owner’s birthdate and the contract signature date.
Gender	Policy Application. As instructed by the Company, we compared the youngest contract owner’s gender.
State	Policy Application
Rider	Policy Application
Payment Factor	Contract Information and Policy Application. As instructed by the Company, we recomputed the Payment Factor by mapping each policy to the tables in the Contract Information using the Age, Gender, and Rider information contained in the Policy Application.
Product	Policy Application
Monthly Levelized Commission	Database System and Contract Information. As instructed by the Company, we recomputed Monthly Levelized Commission by dividing the Net Commission Paid contained in the Database System by the Payment Factor obtained from the Contract Information.
Total Premium	Database System. As instructed by the Company, we recomputed the Total Premium by summing the Initial Premium and Additional Premium(s) in the Database System.
Account Value	Database System
Market Value Adjustment (MVA)	Database System

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We found the information listed above regarding the Selected Contracts to be in agreement with the corresponding information in the respective Source Documents noted above, except as noted in Exhibit B attached hereto. There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion on the specified attributes identified by the Specified Parties in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information indicated in the Data File, the Source Documents, and instructions provided by the Company, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Annuity Contracts, (ii) reasonableness of the instructions provided to us by the Company, (iii) the reliability or accuracy of the Source Documents which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Annuity Contracts to stated underwriting, standards, criteria or other requirements, (ii) the value of levelized commission payments securing any such Annuity Contract being securitized, (iii) the compliance of the originator of the Annuity Contracts with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Annuity Contracts that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as the Specifed Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

April 30, 2019

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Exhibit A - Selected Contracts

Selected Contract Number	Contract Number	Selected Contract Number	Contract Number	Selected Contract Number	Contract Number	Selected Contract Number	Contract Number	Selected Contract Number	Contract Number
1	*****02712	39	*****09577	77	*****01817	115	*****00267	153	*****10712
2	*****04555	40	*****09952	78	*****01827	116	*****00271	154	*****10765
3	*****04698	41	*****09971	79	*****01842	117	*****00464	155	*****10939
4	*****04804	42	*****09986	80	*****02207	118	*****00928	156	*****10999
5	*****05171	43	*****10093	81	*****02407	119	*****01037	157	*****11093
6	*****05189	44	*****10194	82	*****02452	120	*****01132	158	*****11336
7	*****05230	45	*****10213	83	*****02461	121	*****01402	159	*****11377
8	*****05363	46	*****10227	84	*****02626	122	*****01460	160	*****12114
9	*****05673	47	*****02187	85	*****02656	123	*****01593	161	*****12362
10	*****05723	48	*****02252	86	*****03094	124	*****01674	162	*****12499
11	*****05765	49	*****02279	87	*****03159	125	*****01881	163	*****12700
12	*****05788	50	*****02465	88	*****03160	126	*****01963	164	*****12865
13	*****05954	51	*****02571	89	*****03200	127	*****02120	165	*****12896
14	*****06036	52	*****02619	90	*****03462	128	*****02208	166	*****13089
15	*****06037	53	*****02872	91	*****03571	129	*****02231	167	*****13121
16	*****06533	54	*****03048	92	*****03615	130	*****02319	168	*****13417
17	*****06539	55	*****03113	93	*****03797	131	*****02329	169	*****13422
18	*****06622	56	*****03676	94	*****03897	132	*****02531	170	*****13679
19	*****06748	57	*****03921	95	*****04114	133	*****02542	171	*****13701
20	*****07144	58	*****04213	96	*****04681	134	*****02562	172	*****13704
21	*****07384	59	*****04418	97	*****05176	135	*****02664	173	*****13728
22	*****07542	60	*****04808	98	*****05211	136	*****02676	174	*****13785
23	*****07564	61	*****00137	99	*****05350	137	*****02948	175	*****13876
24	*****07889	62	*****00477	100	*****05389	138	*****02970	176	*****13897
25	*****08182	63	*****00482	101	*****05449	139	*****02998	177	*****13973
26	*****08313	64	*****00611	102	*****05473	140	*****03044	178	*****14040
27	*****08326	65	*****00636	103	*****05483	141	*****03175	179	*****14044
28	*****08559	66	*****00752	104	*****05532	142	*****03305	180	*****14405
29	*****08582	67	*****01004	105	*****05537	143	*****03355	181	*****14414
30	*****08823	68	*****01011	106	*****05772	144	*****03718	182	*****14456
31	*****09183	69	*****01012	107	*****06046	145	*****03844	183	*****14610
32	*****09186	70	*****01180	108	*****06076	146	*****03961	184	*****14739
33	*****09305	71	*****01366	109	*****06170	147	*****04720	185	*****14878
34	*****09375	72	*****01421	110	*****06387	148	*****09929	186	*****15032
35	*****09407	73	*****01488	111	*****06705	149	*****09933	187	*****15192
36	*****09421	74	*****01505	112	*****06860	150	*****10300	188	*****15326
37	*****09469	75	*****01665	113	*****00050	151	*****10443	189	*****15379
38	*****09575	76	*****01673	114	*****00127	152	*****10504	190	*****15429

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Selected Contract Number	Contract Number	Selected Contract Number	Contract Number	Selected Contract Number	Contract Number	Selected Contract Number	Contract Number	Selected Contract Number	Contract Number
191	*****15635	229	*****07197	267	*****09672	305	*****13624	343	*****03625
192	*****15641	230	*****07541	268	*****09763	306	*****13894	344	*****03738
193	*****15675	231	*****07586	269	*****09785	307	*****13907	345	*****04073
194	*****15832	232	*****07714	270	*****09944	308	*****14063	346	*****04370
195	*****16032	233	*****07810	271	*****10190	309	*****14451	347	*****04396
196	*****16070	234	*****07927	272	*****10210	310	*****14604	348	*****04455
197	*****16120	235	*****08076	273	*****10327	311	*****14626	349	*****04642
198	*****16534	236	*****08245	274	*****10471	312	*****14695	350	*****04663
199	*****16636	237	*****08324	275	*****10596	313	*****14868	351	*****04789
200	*****16665	238	*****08568	276	*****10632	314	*****14869	352	*****04859
201	*****16887	239	*****08655	277	*****10678	315	*****14871	353	*****04964
202	*****17027	240	*****08689	278	*****10957	316	*****15069	354	*****05368
203	*****17075	241	*****08990	279	*****10984	317	*****15191	355	*****05495
204	*****17339	242	*****09260	280	*****10995	318	*****15289	356	*****05562
205	*****17436	243	*****06075	281	*****11083	319	*****15323	357	*****05704
206	*****17565	244	*****06413	282	*****11181	320	*****15335	358	*****05748
207	*****17798	245	*****07078	283	*****11352	321	*****15598	359	*****05858
208	*****04566	246	*****07183	284	*****11372	322	*****15668	360	*****05979
209	*****05019	247	*****07200	285	*****11751	323	*****15672	361	*****05990
210	*****05047	248	*****07271	286	*****11925	324	*****15802	362	*****05991
211	*****05106	249	*****07285	287	*****11947	325	*****15993	363	*****06060
212	*****05289	250	*****07329	288	*****11961	326	*****16067	364	*****06336
213	*****05376	251	*****07566	289	*****12077	327	*****16074	365	*****06681
214	*****05483	252	*****07583	290	*****12222	328	*****16131	366	*****06930
215	*****05563	253	*****07621	291	*****12475	329	*****16461	367	*****07021
216	*****05645	254	*****07755	292	*****12541	330	*****16505	368	*****07104
217	*****05780	255	*****07759	293	*****12597	331	*****16809	369	*****07387
218	*****05811	256	*****07830	294	*****12673	332	*****16877	370	*****07448
219	*****05933	257	*****07962	295	*****12690	333	*****16886	371	*****07705
220	*****06178	258	*****08025	296	*****12760	334	*****17115	372	*****08233
221	*****06206	259	*****08346	297	*****13147	335	*****17298	373	*****08321
222	*****06340	260	*****08446	298	*****13213	336	*****17428	374	*****08462
223	*****06397	261	*****08578	299	*****13354	337	*****17500	375	*****08771
224	*****06413	262	*****08627	300	*****13370	338	*****17524	376	*****09176
225	*****06541	263	*****08771	301	*****13415	339	*****17545	377	*****09468
226	*****06734	264	*****09417	302	*****13449	340	*****17564	378	*****09701
227	*****06841	265	*****09572	303	*****13494	341	*****17726	379	*****09804
228	*****06861	266	*****09631	304	*****13514	342	*****02798	380	*****11112

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Exhibit B - Exceptions

Selected Contract Number	Contract Number	Attribute	Per Data File	Per Source Documents
82	*****02452	Account Value	$22,644.25	None
153	*****10712	Gender	M	F
153	*****10712	Payment Factor	60.05	62.37
153	*****10712	Monthly Levelized Commission	$231.03	$222.46
176	*****13897	Gender	F	M
176	*****13897	Payment Factor	64.44	62.70
176	*****13897	Monthly Levelized Commission	$173.11	$177.92
177	*****13973	Rider	None	GLWB
249	*****07285	Account Value	$77,301.42	$69,571.28
251	*****07566	Account Value	$225,621.18	$160,447.50
352	*****04859	Issuance Date	12/26/2012	1/22/2013

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